Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Share Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of share options excluded from computation of diluted earnings per equity share	540,280	414,880	461,136